INCOME TAXES - PRC (Details)	12 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2019	Oct. 31, 2018
Reconciliations of the statutory income tax rate and the Company's effective income tax rate
Branches and subsidiaries' loss that are not deductible in income tax return	¥ 4,963,479	$ 720,000
Hong Kong
Reconciliations of the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the Hong Kong company	(16.50%)	(16.50%)	(16.50%)	(16.50%)
PRC
Reconciliations of the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	(9.80%)	(9.80%)	0.00%	(0.40%)
Effect of non-deductible expenses in the PRC companies	1.40%	1.40%	32.50%	0.00%
Total	16.60%	16.60%	57.50%	24.60%